Taxation - Schedule of effective income tax rate reconciliation (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	0.00%	5.00%	1.00%
Tax rate difference from tax holiday and statutory rate in other jurisdictions	(9.00%)	(5.00%)	(7.00%)
Change in valuation allowance	(16.00%)	(31.00%)	(22.00%)
Effective income tax rate	0.00%	(6.00%)	(3.00%)